INCOME TAX (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Effect of tax reversal for previous years	25.00%
China
Income Tax Disclosure [Line Items]
China Income tax statutory rate	25.00%	25.00%	25.00%
Non-deductible items in China	2.30%	0.20%	1.90%
Foreign loss not recognized in China	69.00%	0.00%	0.00%
Effect of tax reversal for previous years	(166.30%)	0.00%	0.00%
Effective tax rate	(70.00%)	25.20%	26.90%